Goodwill and Other Intangible Assets, net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of other intangibles	$ 14,700	$ 18,400	$ 29,810	$ 36,697	$ 72,792	$ 73,455	$ 73,852